Equity - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income	$ 13
Other comprehensive income (loss)	(48)	$ (44)	$ (7)
Accumulated other comprehensive income	(35)	13
Cumulative Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income	0
Other comprehensive income (loss) before reclassifications	(49)
Amount reclassified out of accumulated other comprehensive income	0
Tax effects	0
Other comprehensive income (loss)	(49)
Accumulated other comprehensive income	(49)	0
Gains (Losses) on Derivative Instruments, Net
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income	(5)
Other comprehensive income (loss) before reclassifications	10
Amount reclassified out of accumulated other comprehensive income	(3)
Tax effects	0
Other comprehensive income (loss)	7
Accumulated other comprehensive income	2	(5)
Gains (Losses) on Investments, Net
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income	(3)
Other comprehensive income (loss) before reclassifications	3
Amount reclassified out of accumulated other comprehensive income	0
Tax effects	0
Other comprehensive income (loss)	3
Accumulated other comprehensive income	0	(3)
Pension Liability Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income	21
Other comprehensive income (loss) before reclassifications	(13)
Amount reclassified out of accumulated other comprehensive income	(1)
Tax effects	5
Other comprehensive income (loss)	(9)
Accumulated other comprehensive income	12	21
Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income	13
Other comprehensive income (loss) before reclassifications	(49)
Amount reclassified out of accumulated other comprehensive income	(4)
Tax effects	5
Other comprehensive income (loss)	(48)	(43)	$ (7)
Accumulated other comprehensive income	$ (35)	$ 13